INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income tax expense is recognized for the amount of taxes payable by the partnership’s consolidated subsidiaries and for the impact of deferred income tax assets and liabilities related to such subsidiaries.
The major components of income tax expense (recovery) include the following for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
(US$ MILLIONS)	2023	2022	2021
Current income tax expense (recovery)	$775	$458	$536
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(712)	(283)	(182)
Recovery arising from previously unrecognized tax assets	(121)	(440)	(195)
Change of tax rates and imposition of new legislations	3	(54)	6
Deferred income tax expense (recovery)	(830)	(777)	(371)
Total income tax expense (recovery)	$(55)	$(319)	$165
The below reconciliation has been prepared using a composite statutory-rate for jurisdictions where the partnership’s subsidiaries operate.
The partnership’s effective income tax rate is different from the partnership’s composite income tax rate due to the following differences set out below:

(%)	2023	2022	2021
Composite income tax rate	27%	27%	27%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(12)	7	(4)
International operations subject to different tax rates	—	(26)	1
Taxable income attributable to non-controlling interests	(20)	12	(14)
Recognition of deferred tax assets	(9)	570	(9)
Non-recognition of the benefit of current year’s tax losses	3	(142)	5
Change in tax rates and imposition of new legislation	—	62	—
Non-deductible expenses and other	10	(106)	2
Effective income tax rate	(1)%	404%	8%
Deferred income tax assets and liabilities as at December 31, 2023 and 2022 relate to the following:

(US$ MILLIONS)	2023	2022
Non-capital losses (Canada)	$278	$186
Losses (U.S.)	161	388
Losses (International)	671	501
Difference in basis	(3,116)	(3,528)
Total net deferred tax (liability) asset	$(2,006)	$(2,453)
Reflected in the statement of financial position as follows:
Deferred income tax assets	$1,220	$1,245
Deferred income tax liabilities	(3,226)	(3,698)
Total net deferred tax (liability) asset	$(2,006)	$(2,453)
The deferred income tax movements are as follows:

(US$ MILLIONS)	2023	2022
Opening net deferred tax (liability) asset	$(2,453)	$(1,619)
Recognized in income	830	777
Recognized in other comprehensive income	30	(24)
Other (1)	(413)	(1,587)
Net deferred tax (liability) asset	$(2,006)	$(2,453)
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(1)The other category primarily relates to acquisitions and dispositions and the foreign exchange impact of the deferred tax asset calculated in the functional currency of the operating entities.
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
One year from reporting date	$2	$18
Two years from reporting date	5	1
Three years from reporting date	—	5
After three years from reporting date	198	231
No expiry	744	812
Total	$949	$1,067
The components of the income taxes in other comprehensive income for the years ended December 31, 2023, 2022 and 2021 are set out below:

	Year ended December 31,
(US$ MILLIONS)	2023	2022	2021
Fair value through other comprehensive income	$37	$(119)	$(13)
Net investment hedges	(17)	18	9
Cash flow hedges	(26)	86	15
Equity accounted investments	—	1	(2)
Insurance finance reserve	(10)	22	—
Pension plan actuarial changes	10	16	32
Total tax expense (recovery) in other comprehensive income	$(6)	$24	$41
For the year ended December 31, 2023, current tax expense recorded directly in equity was $nil (2022: $nil, 2021: $42 million). For the year ended December 31, 2021 total current taxes related to items recorded directly in equity were primarily related to an internal reorganization of subsidiaries for which control was been retained.
The unrecognized taxable temporary difference attributable to the partnership’s interest in its subsidiaries, branches, associates, and joint ventures is $2,724 million (2022: $2,390 million).